Schedule of Outstanding Short-Term and Long-Term Borrowings (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Short-term bank borrowing	¥ 71,900	¥ 30,000
Long-term bank borrowing	5,000
Bank borrowings	¥ 76,900	¥ 30,000